Employee Compensation - Share-Based Compensation - Additional Information (Detail) shares in Millions	12 Months Ended
	Oct. 31, 2019 CAD ($) shares		Oct. 31, 2018 CAD ($) shares	Oct. 31, 2017 CAD ($) shares
Disclosure of Sharebased Payment [Line Items]
Option life, share options granted	10
Employee compensation expense	$ 8,423,000,000	[1]	$ 7,461,000,000	$ 7,468,000,000
Aggregate intrinsic value of stock options outstanding	130,000,000		162,000,000	232,000,000
Aggregate intrinsic value of stock options exercisable	116,000,000		140,000,000	174,000,000
Weighted average fair value of options granted	10.23		11.30	11.62
Weighted average exercise price, options	89.90		100.63	96.90
Other liabilities	38,607,000,000	[1]	36,985,000,000
Payments under deferred incentive plan	3,000,000		4,000,000
Assets 1 [member] | Compensation trusts [member]
Disclosure of Sharebased Payment [Line Items]
Assets recognised	1,752,000,000		1,752,000,000
Third party [Member]
Disclosure of Sharebased Payment [Line Items]
Employee compensation expense before tax	0		0	(7,000,000)
Employee compensation expense	0		0	(5,000,000)
Employee Stock Option Plan [Member]
Disclosure of Sharebased Payment [Line Items]
Employee compensation expense before tax	9,000,000		7,000,000	8,000,000
Employee compensation expense	8,000,000		7,000,000	7,000,000
Share purchase plan [member]
Disclosure of Sharebased Payment [Line Items]
Employee compensation expense	$ 54,000,000		$ 51,000,000	$ 53,000,000
Percentage of employer matching contribution for contribution up to 6%	50.00%
Percentage of employee contribution towards share ownership plans	6.00%
Share purchase plan contribution vesting period	2 years
Individual gross salary for employees contribution	$ 100,000
Description of employee ownership plan contribution	We match 50% of employee contributions up to 6% of their individual gross salary to a maximum of $100,000. Our contributions during the first two years vest after two years of participation in the plan, with subsequent contributions vesting immediately.
Common shares held in plan | shares	18.0		17.8	18.3
Midstream incentive plan [member]
Disclosure of Sharebased Payment [Line Items]
Employee compensation expense before tax	$ 610,000,000		$ 595,000,000	$ 703,000,000
Employee compensation expense	448,000,000		437,000,000	516,000,000
Weighted average fair value of options granted	$ 616,000,000		$ 581,000,000	$ 515,000,000
Units granted	6,300,000		5,900,000	5,900,000
Gains on hedge contract	$ 20,000,000		$ 51,000,000	$ 183,000,000
Deferred incentive plan outstanding	17,200,000		17,100,000	17,000,000
Intrinsic value of share other than options vested	$ 1,251,000,000		$ 1,269,000,000	$ 1,253,000,000
Cash payments made in relation to liabilities	642,000,000		598,000,000	343,000,000
Midstream incentive plan [member] | Equity contracts [member]
Disclosure of Sharebased Payment [Line Items]
Employee compensation expense	590,000,000		544,000,000	520,000,000
Deferred incentive plans [member]
Disclosure of Sharebased Payment [Line Items]
Employee compensation expense before tax	17,000,000		27,000,000	91,000,000
Employee compensation expense	$ 12,000,000		$ 20,000,000	$ 67,000,000
Deferred incentive plan outstanding	4,800,000		4,900,000	5,000,000
Deferred incentive plan units granted	300,000		300,000	300,000
Weighted average fair value at measurement date	$ 32,000,000		$ 33,000,000	$ 32,000,000
Other liabilities	478,000,000		485,000,000
Payments under deferred incentive plan	59,000,000		60,000,000	32,000,000
Gains on derivatives	4,000,000		8,000,000	78,000,000
gains resulted in net employee compensation expense before tax	13,000,000		19,000,000	13,000,000
gains resulted in net employee compensation expense	$ 10,000,000		$ 14,000,000	$ 10,000,000
Options granted after to december two thousand thirteen [member]
Disclosure of Sharebased Payment [Line Items]
Options granted vesting percentage	50.00%
Options granted vesting period	vest in equal tranches of 50% on the third and fourth anniversaries of their grant date
Options granted prior to december two thousand thirteen [member]
Disclosure of Sharebased Payment [Line Items]
Options granted vesting period	vest in tranches over a four-year period starting from their grant date

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).